Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET
Property and equipment, net consisted of the following:

	December 31,
(in thousands)	2023	2022
Trocars	$4,644	$4,645
Leasehold improvements	1,506	1,028
Office equipment	253	238
Computer software	140	140
Furniture and fixtures	181	161
Computer equipment	108	102

Property and equipment	6,832	6,314
Less: Accumulated depreciation	(5,614)	(4,810)

Property and equipment, net	$1,218	$1,504

Total depreciation expense related to property and equipment was $0.8 million and $1.2 million for the years ended December 31, 2023 and 2022, respectively. Total depreciation expense was included in Selling, general and administrative expense in the consolidated statements of income (loss) and comprehensive income (loss). The Company has not acquired any property and equipment under finance leases.
The Company’s property and equipment are all held within the United States.